Schedule of Realized and net change in Unrealized Gains and (Losses) on Investments in Equity Instruments throug (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Realized And Net Change In Unrealized Gains And Losses On Investments In Equity Instruments Through Fvtpl
Unrealized loss on equity investments	$ 41,173,463	$ 48,216,676	$ 1,060,355	$ (4,811,120)
Realized gain on equity investments	1,404,128	23,018,611	(824,533)	23,018,611
Staking revenue	813,376	2,540,142	3,542,481	13,231,218
Management fees	(103,777)	(268,060)	(352,440)	(911,241)
Realized and net change in unrealized (loss) gain on equity investments at FVTPL	$ 43,287,190	$ 73,507,369	$ 3,425,863	$ 30,527,468